Significant Accounting Policies - Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment (mainly consist of servers) [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	3 years	3 years	3 years
Equipment (mainly consist of servers) [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	5 years	5 years	5 years
Furniture and fixtures [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	3 years	3 years	3 years
Furniture and fixtures [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	5 years	5 years	5 years
Others [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	3 years	3 years	3 years
Others [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property and equipment	5 years	5 years	5 years